Description of the business and basis of presentation	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the business and basis of presentation	Description of the business and basis of presentation
Organization and Description of Business
The Health Care Business (the “Company”) is a carve-out business of 3M Company (“3M” or “Parent”). On July 26, 2022, Parent announced a plan to spin off the Health Care Business. In connection with the spin-off, Parent will transfer certain assets and liabilities associated with the Health Care Business to 3M Health Care Company, a newly formed wholly owned subsidiary of Parent, and will effect a pro rata distribution of at least 80.1% of the common stock of 3M Health Care Company to 3M’s shareholders. The completion of the spin-off is subject to certain conditions, including the effectiveness of a registration statement for the common stock of 3M Health Care Company, the continuing validity of a private letter ruling received from the Internal Revenue Service and receipt by 3M of one or more tax opinions, and approval by 3M’s Board of Directors. 3M Health Care Company had no assets, liabilities, operations, or commitments and contingencies during the periods presented in these combined financial statements and will not have any assets, liabilities, operations or commitments and contingencies in respect of the Health Care Business until such business is transferred to 3M Health Care Company.
The Health Care Business is a leading global healthcare company with a broad portfolio of trusted solutions that leverage deep material science, data science, and digital capabilities to address critical customer needs.
The Health Care Business is organized into four operating business segments that are aligned with the end markets that the Company serves:
•MedSurg: Solutions including active wound care and incision management, vascular access, sterilization, temperature management, surgical supplies, auscultation, and monitoring, designed to accelerate healing, prevent complications, and lower the total cost of care.
•Dental Solutions: Comprehensive suite of dental and orthodontic solutions including brackets, aligners, restorative cement, and bonding agents that address oral care across the “life of the tooth” including disease prevention, direct and indirect restoration, and broad orthodontic needs, while maximizing practitioner effectiveness through digitally enabled workflows and tools.
•Health Information Systems: Software and consulting services including computer-assisted physician documentation, direct-to-bill and coding automation, classification methodologies, speech recognition, and data visualization platforms that eliminate revenue cycle waste, create more time for patient care, and drive value-based care.
•Purification and Filtration: Filtration and purification technologies including filters, purifiers, cartridges, and membranes that simplify purification processes, reduce debris and bioburden in fluids, and remove contaminants to enable the development and manufacturing of biopharmaceutical and medical technology treatments and provide cleaner water.
Basis of Presentation
The Health Care Business is a carve-out business of 3M Company. The combined financial statements have been derived from the consolidated financial statements and accounting records of 3M, including the historical cost basis of assets and liabilities comprising the Company, as well as the historical revenues, direct costs, and allocations of indirect costs attributable to the operations of the Company, using the historical accounting policies applied by 3M. These combined financial statements do not purport to reflect what the results of operations, comprehensive income, financial position, or cash flows would have been had the Company operated as a separate, standalone entity during the periods presented.
The combined financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission and present the historical results of operations, comprehensive income, and cash flows for the years ended December 31, 2023, 2022 and 2021, and the financial position as of December 31, 2023 and 2022.
These combined financial statements include general corporate expenses and shared expenses of 3M that were historically incurred by or charged to the Health Care Business for certain support functions that are provided on a centralized basis, such as expenses related to information technology, finance and accounting, human resources, legal, and use of shared assets. Additional information is included in Note 13. Direct usage has been used to attribute expenses that are specifically identifiable to the business, where practicable. In certain instances these expenses have been allocated to the Health Care Business primarily based on a pro rata proportion of revenue. The attribution methodologies of corporate and shared expenses reasonably reflect the utilization of services by, or the benefits provided to the Health Care Business, in the aggregate. The combined financial statements reflect all the costs of doing business, the allocations may not, however, reflect the expenses the Health Care Business would have incurred as a standalone company for the periods presented. All intercompany transactions and balances within the Health Care Business have been eliminated.
The Health Care Business’s combined balance sheets include 3M assets and liabilities that are specifically identifiable or otherwise attributable to the Health Care Business. 3M manages cash and other treasury operations at a centralized level. As such, cash and cash equivalents in the combined balance sheets primarily represent cash managed by Health Care Business subsidiaries directly and cash that has not yet been swept to 3M’s central accounts. Cash transfers to and from the cash management accounts of 3M are reflected in the combined statements of cash flows as “Net transfers to 3M.” 3M’s third party debt, including any related interest expense, which is not directly attributable to the Health Care Business has been excluded from the combined financial statements as the Company is not the legal obligor nor a guarantor of the debt. These arrangements may not be reflective of the way the Company would have financed its operations had it been a separate, standalone entity during the periods presented.
The operations of the Health Care Business are included in the consolidated U.S. federal, and certain state, local and foreign income tax returns filed by 3M, where applicable. Income tax expense and other income tax related information contained in these combined financial statements are presented following the separate return methodology as if the Health Care Business filed its own income tax returns. The income tax results of the Health Care Business as presented in the combined financial statements may not be reflective of the results the Health Care Business would generate in the future. In jurisdictions where the Health Care Business has been included in income tax returns filed by Parent, any income taxes payable resulting from the related income tax provision have been reflected within “Net parent investment” on the combined balance sheets.